Note 6 - Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Defined Benefit Plan [Abstract]
Schedule of changes in the plans' benefit obligations and fair value of assets	The following tables provide a reconciliation of the changes in the plans’ benefit obligations and fair value of assets over the two-year period ended December 31, 2023, and the funded status as of December 31, 2023 and 2022 (in thousands):

	Pension Benefits
	2023	2022
Change in benefit obligation:
Benefit obligation at beginning of year	$148,143	$195,862
Service cost	3,794	6,262
Interest cost	7,974	5,476
Change due to mortality change	643	486
Change due to discount rate change	(3,635)	(54,977)
Actuarial return	401	1,841
Benefits paid	(7,894)	(6,807)

Benefit obligation at end of year	149,426	148,143

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	175,159	189,874
Actual return on plan assets	7,937	(18,238)
Employer contributions	1,756	10,330
Benefits paid	(7,894)	(6,807)

Fair value of plan assets at end of year	176,958	175,159

Funded status at end of year	$27,532	$27,016

Schedule of the amounts recognized in the consolidated balance sheets
The following table provides the amounts recognized in the consolidated balance sheets as of December 31, 2023 and 2022 (in thousands):

	Pension Benefits
	2023	2022
Non-current assets:
Accrued benefit asset	$28,399	$27,806
Current pension liability
Accrued benefit liability	(867)	(790)
Accumulated other comprehensive loss	8,031	6,446

Net amount recognized	$35,563	$33,462

Schedule of assumptions related to benefit obligation and prepaid benefit costs
The benefit obligation and prepaid benefit costs were calculated by applying the following weighted average assumptions:

	Pension Benefits
	2023	2022
Discount rate: net periodic pension cost	5.77%	5.54%
Discount rate: projected benefit obligation	5.77%	5.54%
Expected rate of return on plan assets	7.25%	7.25%
Rate of compensation increase: net periodic pension cost	5%/2% (1)	5%/2%
Rate of compensation increase: projected benefit obligation	4%/3%/2% (2)	5%/2%

Schedule of net periodic pension cost
Net periodic pension cost for the plans consisted of the following in 2023, 2022, and 2021 (in thousands):

	Pension Benefits
	2023	2022	2021
Service cost	$3,794	$6,262	$5,820
Interest cost	7,974	5,476	4,990
Expected return on plan assets	(12,428)	(13,452)	(9,252)
Amortization of prior service cost	500	511	394
Amortization of net (loss) gain	(188)	2,049	4,502

Net periodic pension (benefit) cost	$(348)	$846	$6,454

Schedule of allocation of assets

	Target	Maximum
Large cap U.S. equities	17%	20%
Small cap U.S. equities	8%	10%
Non-U.S. equities	25%	30%
U.S. Fixed income	18%	23%
Emerging markets debt	5%	8%
Real estate	15%	18%
Absolute return	5%	7%
Company stock/Real return	7%	13%

Schedule of fair values of plan by asset category
The fair values by asset category in each pension plan, along with their hierarchy levels, are as follows as of December 31, 2023 (in thousands):

	Hecla plans				Lucky Friday
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investments measured at fair value
Interest-bearing cash	$525	$—	$—	$525	$117	$—	$—	$117
Common stock	19,933	—	—	19,933	2,872	—	—	2,872
Mutual funds	83,504	—	—	83,504	12,792	—	—	12,792

Total investments in the fair value hierarchy	103,962	—	—	103,962	15,781	—	—	15,781

Investments measured at net asset value
Real estate funds	—	—	—	18,029	—	—	—	4,173
Common collective funds	—	—	—	28,386	—	—	—	6,627

Total investments measured at net asset value	—	—	—	46,415	—	—	—	10,800

Total fair value	$103,962	$—	$—	$150,377	$15,781	$—	$—	$26,581

The fair values by asset category in each defined benefit pension plan, along with their hierarchy levels, were as follows as of December 31, 2022 (in thousands):

	Hecla plans				Lucky Friday
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investments measured at fair value
Interest-bearing cash	$743	$—	$—	$743	$133	$—	$—	$133
Common stock	21,678	—	—	21,678	3,295	—	—	3,295
Mutual funds	75,868	—	—	75,868	11,905	—	—	11,905

Total investments in the fair value hierarchy	98,289	—	—	98,289	15,333	—	—	15,333

Investments measured at net asset value
Real estate funds	—	—	—	23,967	—	—	—	5,550
Hedge funds	—	—	—	—	—	—	—	—
Common collective funds	—	—	—	26,114	—	—	—	5,906

Total investments measured at net asset value	—	—	—	50,081	—	—	—	11,456

Total fair value	$98,289	$—	$—	$148,370	$15,333	$—	$—	$26,789

Schedule of estimates of future benefit payments
The following are estimates of future benefit payments, which reflect expected future service as appropriate, related to our pension plans (in thousands):

Year Ending December 31,	Pension Plans
2024	$8,886
2025	10,031
2026	10,005
2027	9,981
2028	10,321
Years 2029-2033	51,163

Schedule of indication of whether pension plans had accumulated benefit obligations (ABO) in excess of plan assets, or plan assets exceeded ABO
The following table indicates whether our pension plans had accumulated benefit obligations (“ABO”) in excess of plan assets, or plan assets exceeded ABO (amounts are in thousands).

	2023	2022
	Plan Assets Exceed ABO	Plan Assets Exceed ABO
Projected benefit obligation	$149,426	$148,143
Accumulated benefit obligation	146,336	144,816
Fair value of plan assets	176,958	175,159

Schedule of amounts included in "Accumulated other comprehensive loss, net"
For the pension plans, the following amounts are included in “Accumulated other comprehensive income, net” on our balance sheet as of December 31, 2023, that have not yet been recognized as components of net periodic benefit cost (in thousands):

Pension Benefits
Unamortized net loss	$7,462
Unamortized prior service cost	579